Events after the Reporting Date (Details) - USD ($)		12 Months Ended
	Mar. 22, 2023	Dec. 31, 2022	Dec. 31, 2021	Nov. 20, 2020
Events after the Reporting Date (Details) [Line Items]
Monthly fee		$ 20
Bonus amount		51
Ordinary shares value		$ 288,238
Shares issued (in Shares)		6,798,840	3,091,740	835,447
Aggregate value		$ 288,238
Adjusted amount of aggregate value		$ 300,000
Ownership percentage		4.99%
Jeffs’ Brands [Member]
Events after the Reporting Date (Details) [Line Items]
Shares issued (in Shares)		247,415
SCISPARC LTD [Member]
Events after the Reporting Date (Details) [Line Items]
Shares issued (in Shares)		360,297
MitoCareX [Member]
Events after the Reporting Date (Details) [Line Items]
Invested initial amount		$ 49
Additional agreed invest		489,330
Initial investment	$ 51
Jeffs’ Brands [Member]
Events after the Reporting Date (Details) [Line Items]
Cash		$ 2,500
MitoCare X Bio Ltd [Member]
Events after the Reporting Date (Details) [Line Items]
Ownership agreement		5.00%